Equity (Details) - Schedule of the income and share data used in the calculation of EPS - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted earnings per share:
Net profits attributable to ordinary equity holders of the Bank		$ 401,629	$ 603,744	$ 603,633
Weighted average number of ordinary shares	[1]	101,017,081,114	101,017,081,114	101,017,081,114
Earnings per share		$ 3.98	$ 5.98	$ 5.98

[1]	During 2018, the Bank capitalized 1,572,948,922 shares respectively, which are considered in the earnings per share calculation as if they had been outstanding during all periods presented.